Label	Element	Value
Institutional Shares Prospectus | DREYFUS AMT-FREE TAX EXEMPT CASH MANAGEMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

November 18, 2020

DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS

-     Dreyfus AMT-Free Tax Exempt Cash Management

Institutional Shares

Supplement to Summary Prospectus, Prospectus and
Statement of Additional Information

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective on or about February 1, 2021 (the "Effective Date"), the current investment policy that the fund be managed so that income paid by the fund not be subject to the federal alternative minimum tax will be discontinued.  The fund will continue to normally invest substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal income tax.

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In addition, as of the Effective Date, the fund's name will be changed to "Dreyfus Tax Exempt Cash Management".

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Risk/Return [Heading]	rr_RiskReturnHeading	DREYFUS AMT-FREE TAX EXEMPT CASH MANAGEMENT FUND